EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Basic:
Net income (loss) attributable to CNH Industrial	$(942)	$637	$(657)	$1,308
Weighted average common shares outstanding—basic	1,351	1,351	1,351	1,353
Basic earnings (loss) per share	$(0.70)	$0.47	$(0.49)	$0.97
Diluted:
Net income (loss) attributable to CNH Industrial	$(942)	$637	$(657)	$1,308
Weighted average common shares outstanding—basic	1,351	1,351	1,351	1,353
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	—	1	—	2
Weighted average common shares outstanding—diluted	1,351	1,352	1,351	1,355
Diluted earnings (loss) per share	$(0.70)	$0.47	$(0.49)	$0.97
(1)    For the three and nine months ended September 30, 2020, the assumed exercise of stock-based compensation awards was not considered because the impact would be anti-dilutive. For the three and nine months ended September 30, 2019, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.